CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statements Of Comprehensive Loss Income
Net income (loss)	$ (179,181)	$ (89,242)	$ 142,912
Other comprehensive (loss) income, net of tax of nil:
Change in cumulative foreign currency translation adjustment	35,716	(24,140)	(11,478)
Comprehensive income (loss)	(143,465)	(113,382)	131,434
Less: comprehensive loss attributable to non-controlling interest	(22,732)	(24,537)	(7,326)
Comprehensive income (loss) attributable to AirMedia Group Inc.'s shareholders	$ (120,733)	$ (88,845)	$ 138,760